SHARE-BASED COMPENSATION, SAR Activity (Details)	12 Months Ended
	Dec. 31, 2016 Installment $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2015 $ / shares shares	Apr. 29, 2010 shares
SARs [Member]
Number of Shares [Abstract]
Outstanding (in shares)	821,117	821,117	821,117
Exercisable (in shares)	821,117	821,117	821,117
Exercised (in shares)		(58,519)
Canceled or forfeited (in shares)		(8,998)
Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 12.74	$ 12.74	$ 12.74
Exercisable (in dollars per share) | $ / shares	$ 12.74	12.74	$ 12.74
Exercised (in dollars per share) | $ / shares		12.80
Canceled or forfeited (in dollars per share) | $ / shares		$ 12.28
Weighted Average Remaining Contractual Life and Intrinsic Value [Abstract]
Weighted average remaining contractual life	4 years 1 month 6 days
2010 Omnibus Incentive Plan [Member]
Description of Plan [Abstract]
Number of shares authorized (in shares)	1,500,000			1,500,000
2010 Omnibus Incentive Plan [Member] | SARs [Member]
Description of Plan [Abstract]
Number of equal installments for awards to vest | Installment	3
Expiration period	10 years
2010 Omnibus Incentive Plan [Member] | RSUs [Member]
Description of Plan [Abstract]
Number of equal installments for awards to vest | Installment	3
Expiration period	10 years